Pensions and other post-retirement benefits - Disclosure of actuarial assumptions (Details)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
UK | Pensions
Disclosure of defined benefit plans [line items]
Discount rate – past service	4.80%	2.78%	2.00%
Discount rate – future service	4.80%	2.85%	2.15%
Rate of increase in RPI – past service	3.17%	3.60%	3.15%
Rate of increase in RPI – future service	3.07%	3.33%	3.00%
Salary increases	3.11%	3.47%	3.40%
Assumed life expectations for a retiree age 65 today: Males	21 years 10 months 24 days	22 years	21 years 9 months 18 days
Assumed life expectations for a retiree age 65 today: Females	23 years 8 months 12 days	23 years 9 months 18 days	23 years 8 months 12 days
Assumed life expectations for a retiree age 65 today: In 20 years: Males	23 years	23 years 2 months 12 days	23 years 1 month 6 days
Assumed life expectations for a retiree age 65 today: In 20 years: Females	25 years 1 month 6 days	25 years 2 months 12 days	25 years 2 months 12 days
UK | Pensions | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	14.00%	16.00%
UK | Pensions | Deferred members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	9.00%	10.00%
UK | Pensions | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	77.00%	74.00%
US | Pensions
Disclosure of defined benefit plans [line items]
Discount rate – past service	4.85%	3.65%	3.25%
Discount rate – future service	4.85%	3.65%	3.25%
Salary increases	4.50%	4.60%	4.30%
Assumed life expectations for a retiree age 65 today: Males	21 years 7 months 6 days	21 years 4 months 24 days	21 years 7 months 6 days
Assumed life expectations for a retiree age 65 today: Females	23 years 9 months 18 days	23 years 7 months 6 days	24 years
Assumed life expectations for a retiree age 65 today: In 20 years: Males	23 years 2 months 12 days	23 years 1 month 6 days	23 years 2 months 12 days
Assumed life expectations for a retiree age 65 today: In 20 years: Females	25 years 4 months 24 days	25 years 3 months 18 days	25 years 6 months
US | Pensions | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	37.00%	36.00%
US | Pensions | Deferred members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	9.00%	9.00%
US | Pensions | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	54.00%	55.00%
US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Discount rate – past service	4.85%	3.65%	3.25%
Discount rate – future service	4.85%	3.65%	3.25%
Salary increases	4.50%	4.60%	4.30%
Initial healthcare cost trend rate	6.80%	6.80%	7.10%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%
US | Other post-retirement benefits | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	33.00%	34.00%
US | Other post-retirement benefits | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	67.00%	66.00%